Schedule of related party (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Sales to a shareholder	$ 3,000	$ 21,652	$ 18,886	$ 77,229	$ 134,751
Management fee paid to a shareholder				(3,500)	(45,500)
Interest expenses charged by a shareholder			(1,445)
Purchases from a shareholder					$ (135,000)